Related Party Disclosures (Details) - Schedule of payments and composition of key management personnel - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Directory:
Payment of remuneration and attendance fees of the Board of Directors - Bank and its subsidiaries	$ 3,095	$ 2,883
Key Personnel of the Management of the Bank and its Subsidiaries:
Payment for benefits to short-term employees	31,224	25,876
Payment for benefits to employees for termination of employment contract	1,649	224
Subtotal	32,873	26,100
Total number of executives	35,968	28,983
No. Executives
Directory:	19	18
Directors Bank and subsidiaries [Member]
Key Personnel of the Management of the Bank and its Subsidiaries:
Total number of executives
CEO [Member]
Key Personnel of the Management of the Bank and its Subsidiaries:
Total number of executives	1	1
CEOs – Subsidiaries [Member]
Key Personnel of the Management of the Bank and its Subsidiaries:
Total number of executives	5	5
Division MaDivision Managers / Area – Bank [Member]
Key Personnel of the Management of the Bank and its Subsidiaries:
Total number of executives	93	95
Division Managers / Area – Subsidiaries [Member]
Key Personnel of the Management of the Bank and its Subsidiaries:
Total number of executives	31	26
Subtotal [Member]
Key Personnel of the Management of the Bank and its Subsidiaries:
Total number of executives	130	127
Subtotal [Member] | Key Personnel of the Management of the Bank and its Subsidiaries [Member]
Key Personnel of the Management of the Bank and its Subsidiaries:
Total number of executives	$ 149	$ 145